FAIR VALUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE
Summary of the financial instruments that are measured at fair value on a recurring basis

		March 31, 2023
	Fair Value	Level 1	Level 2	Level 3

Senior Convertible Notes	$14,478,000	$—	$—	$14,478,000
Subordinated Convertible Notes	12,079,380	—	—	12,079,380
Earn-out liability	11,310,000	—	—	11,310,000
Warrant liability	2,834,062	—	—	2,834,062

		December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Senior Convertible Notes	$13,651,000	$—	$—	$13,651,000
Subordinated Convertible Notes	10,355,681	—	—	10,355,681
Earn-out liability	12,810,000	—	—	12,810,000
Warrant liability	1,991,503	—	—	1,991,503

		December 31, 2022
	Fair Value	Level 1	Level 2	Level 3

Senior Convertible Notes	$13,651,000	$—	$—	$13,651,000
Subordinated Convertible Notes	10,355,681	—	—	10,355,681
Earn-out liability	12,810,000	—	—	12,810,000
Warrant liability	1,991,503	—	—	1,991,503

		December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Warrant liability	$562,244	$—	$—	$562,244